Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - USD ($)	1 Months Ended
	Mar. 31, 2020	Mar. 31, 2024	Mar. 31, 2023	Mar. 07, 2023	Feb. 27, 2023	Jan. 01, 2023	Apr. 01, 2022
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Line Items]
Equity interest, percentage		51.00%		51.00%
Aggregate price, per share (in Dollars per share)		$ 0.01
Effective rate	20.56%
Applicable surcharge, percentage	12.00%
Education, percentage	4.00%
Deferred offering costs (in Dollars)			$ 34,165
Sri Sai cable and Broadband Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Line Items]
Shareholding percentage							51.00%
Equity interest, percentage						75.00%
Lytus Health [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Line Items]
Equity interest, percentage			100.00%		100.00%
Number of shares acquired (in Shares)						1,000
Aggregate price (in Shares)						1,000
Aggregate price, per share (in Dollars per share)						$ 1